UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

Brian C. Janssen

The American Funds Income Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

U.S. Government Securities Fund® Annual report for the year ended August 31, 2019

Seeking stability in
uncertain markets

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

U.S. Government Securities Fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	3.68%	1.36%	2.20%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.67% for Class A shares as of the prospectus dated November 1, 2019 (unaudited). The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of September 30, 2019, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.32%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.78%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fund shares of U.S. Government Securities Fund are not guaranteed by the U.S. government.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

5	Summary investment portfolio

10	Financial statements

30	Board of trustees and other officers

Fellow investors:

For the 12 months ended August 31, 2019, U.S. Government Securities Fund produced a total return of 7.38% as investors sought the relatively higher yields of U.S. government securities in the face of accelerated negative rates in European and Japanese government bonds.

We believe the fund is positioned to do well when equity markets do poorly. As such, we expected its return would be lower than that of its benchmark, the Bloomberg Barclay’s U.S. Government/Mortgage-Backed Securities Index, which gained 9.00%. Its peer group measure, the Lipper General U.S. Government Funds Average, climbed 9.53%.

Income is an important element of the fund’s total return. The fund paid monthly dividends totaling almost 26 cents a share for the fiscal year. This resulted in an income return of 1.93% for investors who reinvested dividends.

Bond market overview

Market activity for the six months since our last report was dominated by concerns of a potential global slowdown in manufacturing and trade centered in Europe and China, as well as the anticipation of more rate cuts and quantitative easing by the European Central Bank (ECB) in September. On February 28 the yield on the German 10-year bund stood at 0.18%. In just six months it fell to –0.70%. These negative rates are the result of the ECB’s aggressive monetary policy, which is designed to ease financial conditions and stimulate bank lending in the eurozone (although increasingly this policy is doing more harm than good as the profitability and solvency of European banks worsen as rates go deeper into negative territory). U.S. government securities quickly gained favor for non-U.S. investors as a positive yield alternative to negative-yielding sovereign bonds. U.S. market participants joined the shift to U.S. government securities — partly in response to anticipated cuts to the Federal Reserve’s (Fed) policy rates.

The result of this renewed demand was a flattening of the U.S. Treasury yield curve, as shown on page 2. Longer maturity bonds, whose yields were already close to short-term rates, dropped even further. This resulted in an inverted yield curve, where long-term rates fall below those of short-term instruments.

So far in 2019 returns have been strong across many markets despite weaker fundamentals, as investors anticipate more central bank rate cuts and

Results at a glance

For periods ended August 31, 2019, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since10/17/85)

U.S. Government Securities Fund (Class A shares)	7.38%	2.11%	2.72%	5.46%
Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index*	9.00	2.88	3.20	6.34
Lipper General U.S. Government Funds Average†	9.53	2.56	2.93	5.47

*	Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index is a market value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: Bloomberg Index Services Ltd.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. Source: Thomson Reuters Lipper. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

U.S. Government Securities Fund	1

U.S. core consumer price index, 8/31/2009–8/31/2019

Source: Capital Group, plotted monthly.

U.S. Treasury yield curve, 2/28/2019–8/31/2019

Source: Treasury.gov.

quantitative easing. Unless fundamentals improve to support these valuations, these strong returns will simply pull forward returns from the future. In our view, the very low yields, low credit spreads and high equity market valuations are not sustainable, and we want to position the portfolio to do well when fundamentals dominate and easy money is no longer adequate to maintain asset prices.

The biggest threat to the complacency in markets is a continued increase in inflation. More recently inflation has been trending higher, as can be seen in the chart at left. As of August 31, U.S. core CPI stood at just over 2.38% — a rise of 0.30% since February. Compare that with the 0.90% rate in the eurozone. With most Treasury bonds now yielding less than broad inflation measures, further pressure from negative overseas rates will put increasing stress on the very high valuation of long maturity Treasury securities.

Inside the portfolio

We see poor value in U.S. government securities, and the recent rapid price rise makes us especially mindful of protecting the fund against duration risk. As such, we have a low overall duration position and maintain our core yield curve steepener position that underweights the 20- to 30-year portion of the curve while overweighting the two-year and five-year (intermediate) part. The steepener benefits when the spread between intermediate and long-term rates rise, but it has detracted from results in 2019 as the long end of the yield curve fell more than the short end. We nonetheless view the steepener as a good way to provide value and a smoother return profile than the market can supply.

Also detracting from relative results was our interest rate swap derivative position. We use the position to reduce 30-year duration in the fund by, in effect, taking a

2	U.S. Government Securities Fund

short position on longer term Treasuries. With the drop in longer term securities, swap spreads plummeted from already historically low levels.

Helping the fund on a relative basis was our underweight position in mortgage-backed securities (MBS). The rapid decline in long-term rates reintroduced pre-payment risk — the refinancing of mortgages by homeowners at lower rates. As a result, MBS underperformed Treasuries.

The summary portfolio, beginning on page 5, offers more complete details of the various government securities and sectors held by the fund as of August 31, 2019.

Looking ahead

In 2017, Head of Research of the Bank of International Settlements Hyun Song Shin said, “The louder the central bank speaks, the more likely it is to hear its own echo.” We have reached the point where central banks have become so accommodative to the whims of financial markets that market participants base their behavior on the assumption of future central bank support — even if it means, for example, valuations are pushed far from fundamental norms. The feedback loop between the market and the central banks that levers everything to monetary policy suppresses near-term volatility, but makes dislocations more likely and increases the possibility of extreme negative outcomes.

If the central banks get things wrong, it will be difficult to unwind their mistakes in a non-chaotic manner. If there were a recession in the U.S., for example, there’s little room for the Fed to reduce rates to ease its impact. What if, as has happened historically, inflation comes at a time the economy is weak? The Fed would not have the ability to raise rates to combat it without it creating a market panic.

These are some of the considerations behind our risk-averse positioning. We remain focused on providing investors stability of returns and downside ballast when equity and fixed income market volatility occurs.

We thank you for your continued support and look forward to reporting to you again in six months.

Cordially,

Fergus N. MacDonald
President

October 16, 2019

For current information about the fund, visit capitalgroup.com.

U.S. Government Securities Fund	3

The value of a long-term perspective

How a $10,000 investment has grown (for the period October 17, 1985, to August 31, 2019, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 4.75% prior to January 10, 2000.
[3]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.
[4]	Results of the Lipper General U.S. Government Funds Average do not reflect any sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
[5]	For the period October 17, 1985, commencement of fund operations, through August 31, 1986.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2019)*

	1 year	5 years	10 years

Class A shares	3.36%	1.33%	2.33%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

4	U.S. Government Securities Fund

Summary investment portfolio August 31, 2019

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	66.57%
AAA/Aaa	28.33
AA/Aa	.11
Short-term securities & other assets less liabilities	4.99
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.01%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 65.18%
U.S. Treasury 60.90%
U.S. Treasury 2.50% 2020	$110,000	$111,181
U.S. Treasury 1.50% 2021	367,000	366,971
U.S. Treasury 1.625% 2021	455,804	456,393
U.S. Treasury 1.75% 2021	195,621	196,763
U.S. Treasury 2.00% 2021	145,000	146,702
U.S. Treasury 2.125% 2021	200,000	201,886
U.S. Treasury 2.25% 2021	169,300	171,582
U.S. Treasury 1.50% 2022	137,000	137,300
U.S. Treasury 1.625% 2022	121,000	121,690
U.S. Treasury 1.75% 2022	371,500	374,517
U.S. Treasury 1.75% 2022	132,600	133,629
U.S. Treasury 1.875% 2022	139,750	141,294
U.S. Treasury 1.875% 2022	89,000	89,889
U.S. Treasury 2.00% 2022	443,000	450,775
U.S. Treasury 2.00% 2022	95,280	97,009
U.S. Treasury 2.125% 2022[1]	842,400	861,707
U.S. Treasury 1.625% 2023	238,330	240,137
U.S. Treasury 2.125% 2023	157,874	162,483
U.S. Treasury 2.50% 2023	81,720	85,133
U.S. Treasury 2.625% 2023	183,950	191,452
U.S. Treasury 2.625% 2023	162,600	170,829
U.S. Treasury 2.75% 2023	147,900	155,940
U.S. Treasury 2.875% 2023	277,300	293,575
U.S. Treasury 2.875% 2023	92,300	97,832
U.S. Treasury 1.25% 2024	175,000	173,866
U.S. Treasury 2.125% 2024	315,650	326,625
U.S. Treasury 2.125% 2024	227,938	235,129
U.S. Treasury 2.25% 2024	106,700	110,500
U.S. Treasury 2.50% 2024	96,000	100,755
U.S. Treasury 2.75% 2024	87,700	92,745
U.S. Treasury 1.875% 2026	232,000	238,480
U.S. Treasury 2.375% 2026	100,000	105,855

U.S. Government Securities Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.625% 2029	$255,566	$280,854
U.S. Treasury 2.875% 2049[1]	115,450	139,243
U.S. Treasury 0%–6.25% 2020–2049[1]	1,756,192	1,824,486
		9,085,207

U.S. Treasury inflation-protected securities 4.28%
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	150,040	152,354
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	195,416	213,957
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2049[1,2]	251,122	271,852
		638,163

Total U.S. Treasury bonds & notes		9,723,370

Mortgage-backed obligations 28.44%
Federal agency mortgage-backed obligations 28.44%
Fannie Mae Pool #BM4299 3.00% 2030[3]	200,889	206,628
Fannie Mae Pool #CA1709 4.50% 2048[3]	155,578	165,048
Fannie Mae Pool #CA2057 4.50% 2048[3]	83,851	88,955
Fannie Mae Pool #MA3775 3.50% 2049[3]	455,583	469,381
Fannie Mae 0%–10.34% 2022–2057[3,4]	845,718	880,482
Freddie Mac 3.00%–10.00% 2025–2049[3]	302,646	314,674
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[3]	115,133	121,460
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[3]	144,771	152,718
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[3]	119,788	125,128
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[3]	87,494	91,469
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[3]	348,321	366,483
Government National Mortgage Assn. 3.50%–6.50% 2029–2058[3,5]	583,680	613,803
Uniform Mortgage-Backed Security 3.50% 2049[3,5]	97,672	100,396
Uniform Mortgage-Backed Securities 2.50%–4.50% 2034–2049[3,5]	215,535	221,747
Other securities		323,359

Total mortgage-backed obligations		4,241,731

Federal agency bonds & notes 1.39%
Fannie Mae 7.125% 2030	3,000	4,533
Federal Home Loan Bank 3.25%–5.50% 2023–2036	64,860	73,262
Other securities		130,057
		207,852

Total bonds, notes & other debt instruments (cost: $13,764,885,000)		14,172,953

Short-term securities 12.39%
Federal Home Loan Bank 2.00%–2.15% due 9/5/2019–10/25/2019	987,600	986,078
Nordea Bank AB 2.07% due 9/3/2019[6]	150,000	149,966
Société Générale 2.10% due 9/3/2019[6]	140,000	139,967
U.S. Treasury Bills 2.01%–2.11% due 9/16/2019–10/1/2019	433,500	432,929
Other securities		139,896

Total short-term securities (cost: $1,848,790,000)		1,848,836
Total investment securities 107.40% (cost: $15,613,675,000)		16,021,789
Other assets less liabilities (7.40%)		(1,104,391)

Net assets 100.00%		$14,917,398

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	U.S. Government Securities Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 8/31/2019[8] (000)	Unrealized (depreciation) appreciation at 8/31/2019 (000)
30 Day Federal Funds Futures	Long	3,680	October 2019	$1,533,456	$1,505,164	$(83)
90 Day Euro Dollar Futures	Long	506	September 2019	126,500	123,891	59
90 Day Euro Dollar Futures	Long	8,732	December 2019	2,183,000	2,142,396	3,897
90 Day Euro Dollar Futures	Long	2,209	March 2020	552,250	543,690	2,917
90 Day Euro Dollar Futures	Short	506	September 2020	(126,500)	(124,875)	(418)
90 Day Euro Dollar Futures	Short	8,732	December 2020	(2,183,000)	(2,155,494)	(7,950)
2 Year U.S. Treasury Note Futures	Long	28,142	January 2020	5,628,400	6,081,970	2,967
5 Year U.S. Treasury Note Futures	Long	19,002	January 2020	1,900,200	2,279,795	4,219
10 Year U.S. Treasury Note Futures	Long	10,103	December 2019	1,010,300	1,330,755	(1,212)
10 Year Ultra U.S. Treasury Note Futures	Short	4,430	December 2019	(443,000)	(639,858)	(1,511)
20 Year U.S. Treasury Bond Futures	Long	266	December 2019	26,600	43,956	(374)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,681	December 2019	268,100	529,330	3,440
						$5,951

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 8/31/2019 (000)
2.122%	U.S. EFFR	9/18/2019	$3,657,100	$64	$—	$64
U.S. EFFR	1.846%	6/7/2020	194,000	(345)	—	(345)
1.755%	U.S. EFFR	6/21/2020	194,000	261	—	261
3-month USD-LIBOR	2.8025%	8/15/2020	389,465	(3,696)	—	(3,696)
3-month USD-LIBOR	2.806%	8/29/2020	138,800	(1,392)	—	(1,392)
2.48%	U.S. EFFR	12/20/2020	317,425	4,366	—	4,366
2.4825%	U.S. EFFR	12/26/2020	1,016,755	14,290	—	14,290
2.3355%	U.S. EFFR	1/7/2021	196,403	2,446	—	2,446
2.3755%	U.S. EFFR	2/6/2021	374,000	5,304	—	5,304
2.323%	U.S. EFFR	2/28/2021	52,000	733	—	733
2.37%	U.S. EFFR	3/8/2021	187,000	2,841	—	2,841
2.284%	U.S. EFFR	3/19/2021	56,000	801	—	801
2.1125%	U.S. EFFR	3/28/2021	315,500	3,784	—	3,784
2.103%	U.S. EFFR	3/28/2021	119,000	1,410	—	1,410
U.S. EFFR	2.0775%	4/1/2021	76,500	(883)	—	(883)
3-month USD-LIBOR	2.348%	4/1/2021	1,147,000	(13,205)	—	(13,205)
2.197%	U.S. EFFR	4/15/2021	947,000	13,212	—	13,212
2.19875%	U.S. EFFR	5/7/2021	247,400	3,667	—	3,667
2.08125%	U.S. EFFR	5/23/2021	72,500	975	—	975
3-month USD-LIBOR	2.312%	5/23/2021	145,000	(1,845)	—	(1,845)
1.605%	U.S. EFFR	6/20/2021	471,072	2,782	—	2,782
1.7775%	3-month USD-LIBOR	6/21/2021	1,099,100	4,325	—	4,325
1.8685%	3-month USD-LIBOR	7/12/2021	174,000	1,023	—	1,023
1.6325%	U.S. EFFR	7/18/2021	1,091,000	7,764	—	7,764
3-month USD-LIBOR	1.217%	9/22/2021	250,000	1,459	—	1,459
3-month USD-LIBOR	1.225%	9/22/2021	250,000	1,419	—	1,419
3-month USD-LIBOR	1.196%	9/27/2021	90,000	563	—	563
3-month USD-LIBOR	1.9665%	2/2/2022	146,000	(1,758)	—	(1,758)
3-month USD-LIBOR	2.01215%	2/2/2022	350,000	(4,594)	—	(4,594)
2.197%	U.S. EFFR	4/18/2022	187,200	5,016	—	5,016
1.8475%	3-month USD-LIBOR	7/11/2022	140,700	1,714	—	1,714
2.5775%	U.S. EFFR	7/16/2022	694,646	11,470	—	11,470
3-month USD-LIBOR	1.948%	7/28/2022	360,000	(5,543)	—	(5,543)
2.80%	3-month USD-LIBOR	9/2/2022	560,000	17,484	—	17,484
2.75%	3-month USD-LIBOR	9/2/2022	560,000	16,939	—	16,939
2.009%	3-month USD-LIBOR	10/4/2022	187,000	3,480	—	3,480
2.1045%	3-month USD-LIBOR	10/31/2022	76,000	1,684	—	1,684
3-month USD-LIBOR	3.0965%	10/31/2023	174,935	(12,447)	—	(12,447)

U.S. Government Securities Fund	7

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 8/31/2019 (000)
3-month USD-LIBOR	3.09009%	10/31/2023	$175,945	$(12,473)	$—	$(12,473)
3-month USD-LIBOR	1.495%	11/10/2023	115,000	(715)	—	(715)
U.S. EFFR	2.4325%	12/21/2023	94,000	(5,420)	—	(5,420)
3-month USD-LIBOR	2.0955%	2/10/2024	43,300	(1,422)	—	(1,422)
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	(2,795)	—	(2,795)
2.21875%	U.S. EFFR	3/14/2024	234,000	12,025	—	12,025
3-month USD-LIBOR	2.3875%	3/17/2024	290,300	(13,521)	—	(13,521)
3-month USD-LIBOR	2.21079%	3/27/2024	193,154	(7,535)	—	(7,535)
3-month USD-LIBOR	2.18075%	3/29/2024	29,100	(1,096)	—	(1,096)
3-month USD-LIBOR	2.194%	3/29/2024	29,200	(1,117)	—	(1,117)
3-month USD-LIBOR	2.21875%	3/29/2024	30,700	(1,208)	—	(1,208)
3-month USD-LIBOR	2.221%	4/1/2024	30,000	(1,186)	—	(1,186)
3-month USD-LIBOR	1.7935%	7/12/2024	71,000	(1,553)	—	(1,553)
1.3065%	3-month USD-LIBOR	8/30/2024	73,500	(53)	—	(53)
3-month USD-LIBOR	1.867%	7/11/2025	199,200	(3,530)	—	(3,530)
1.375%	3-month USD-LIBOR	8/28/2026	16,000	41	—	41
2.91%	3-month USD-LIBOR	2/1/2028	60,800	4,432	—	4,432
2.908%	3-month USD-LIBOR	2/1/2028	60,700	4,419	—	4,419
2.925%	3-month USD-LIBOR	2/1/2028	48,600	3,577	—	3,577
2.92%	3-month USD-LIBOR	2/2/2028	45,900	3,367	—	3,367
U.S. EFFR	2.5065%	3/22/2028	48,300	(5,604)	—	(5,604)
U.S. EFFR	2.535%	3/23/2028	37,200	(4,405)	—	(4,405)
U.S. EFFR	2.471%	3/27/2028	45,200	(5,119)	—	(5,119)
U.S. EFFR	2.4575%	3/29/2028	53,479	(6,001)	—	(6,001)
U.S. EFFR	2.424%	3/30/2028	45,250	(4,954)	—	(4,954)
U.S. EFFR	2.412%	4/5/2028	20,571	(2,235)	—	(2,235)
3-month USD-LIBOR	2.3455%	3/29/2029	26,000	(2,264)	—	(2,264)
3-month USD-LIBOR	2.4745%	4/3/2029	32,000	(3,162)	—	(3,162)
U.S. EFFR	2.32625%	4/18/2029	60,500	(6,718)	—	(6,718)
3-month USD-LIBOR	2.512%	5/2/2029	30,000	(3,085)	—	(3,085)
3-month USD-LIBOR	1.9675%	6/21/2029	236,000	(12,633)	—	(12,633)
3-month USD-LIBOR	2.05%	7/18/2029	244,000	(14,989)	—	(14,989)
3-month USD-LIBOR	1.995%	7/19/2029	45,000	(2,533)	—	(2,533)
3-month USD-LIBOR	2.97125%	9/2/2030	124,000	(18,499)	—	(18,499)
3-month USD-LIBOR	3.005%	9/2/2030	124,000	(18,890)	—	(18,890)
3-month USD-LIBOR	2.986%	2/1/2038	29,200	(3,257)	—	(3,257)
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	(3,977)	—	(3,977)
3-month USD-LIBOR	2.963%	2/1/2038	36,300	(3,978)	—	(3,978)
3-month USD-LIBOR	2.967%	2/2/2038	28,200	(3,100)	—	(3,100)
3-month USD-LIBOR	3.206%	7/31/2044	22,000	(7,790)	—	(7,790)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(10,108)	—	(10,108)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	(9,622)	—	(9,622)
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	(2,979)	—	(2,979)
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	(13,282)	—	(13,282)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	(3,874)	—	(3,874)
3-month USD-LIBOR	2.59125%	12/16/2045	22,500	(5,222)	—	(5,222)
U.S. EFFR	2.166%	10/23/2047	35,000	(7,276)	—	(7,276)
U.S. EFFR	2.172%	11/8/2047	15,000	(3,142)	—	(3,142)
U.S. EFFR	2.145%	11/9/2047	47,500	(9,646)	—	(9,646)
U.S. EFFR	2.155%	11/10/2047	26,680	(5,482)	—	(5,482)
U.S. EFFR	2.153%	11/10/2047	47,500	(9,737)	—	(9,737)
U.S. EFFR	2.17%	11/13/2047	48,320	(10,102)	—	(10,102)
U.S. EFFR	2.5635%	2/12/2048	81,502	(24,876)	—	(24,876)
2.98%	3-month USD-LIBOR	3/15/2048	5,000	1,703	—	1,703
2.9625%	3-month USD-LIBOR	3/15/2048	5,000	1,682	—	1,682
U.S. EFFR	2.4615%	3/15/2048	5,000	(1,407)	—	(1,407)
U.S. EFFR	2.485%	3/15/2048	5,000	(1,435)	—	(1,435)
2.917%	3-month USD-LIBOR	3/16/2048	10,000	3,255	—	3,255
U.S. EFFR	2.425%	3/16/2048	10,000	(2,725)	—	(2,725)
U.S. EFFR	2.505%	3/22/2048	16,600	(4,848)	—	(4,848)
U.S. EFFR	2.625%	5/25/2048	69,000	(22,277)	—	(22,277)

8	U.S. Government Securities Fund

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 8/31/2019 (000)
U.S. EFFR	2.52%	8/24/2048	$16,800	$(5,036)	$—	$(5,036)
3.236%	3-month USD-LIBOR	10/31/2048	40,445	16,558	—	16,558
3.22859%	3-month USD-LIBOR	10/31/2048	40,450	16,487	—	16,487
U.S. EFFR	2.515%	2/26/2049	38,000	(11,480)	—	(11,480)
					$—	$(198,259)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $216,117,000, which represented 1.45% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $339,904,000, which represented 2.28% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

U.S. Government Securities Fund	9

Financial statements

Statement of assets and liabilities at August 31, 2019	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $15,613,675)		$16,021,789
Cash		22,125
Receivables for:
Sales of investments	$1,341,256
Sales of fund’s shares	18,849
Interest	58,323
Variation margin on futures contracts	6,271
Variation margin on swap contracts	5,556	1,430,255
		17,474,169
Liabilities:
Payables for:
Purchases of investments	2,522,893
Repurchases of fund’s shares	17,240
Dividends on fund’s shares	377
Investment advisory services	2,570
Services provided by related parties	1,990
Trustees’ deferred compensation	310
Variation margin on futures contracts	1,161
Variation margin on swap contracts	10,200
Other	30	2,556,771
Net assets at August 31, 2019		$14,917,398

Net assets consist of:
Capital paid in on shares of beneficial interest		$14,635,276
Total distributable earnings		282,122
Net assets at August 31, 2019		$14,917,398

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,058,364 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class A	$2,837,062	201,263	$14.10
Class C	186,147	13,238	14.06
Class T	10	1	14.09
Class F-1	293,666	20,833	14.10
Class F-2	636,313	45,140	14.10
Class F-3	369,066	26,179	14.10
Class 529-A	160,296	11,372	14.10
Class 529-C	29,128	2,074	14.05
Class 529-E	9,433	669	14.10
Class 529-T	11	1	14.09
Class 529-F-1	21,124	1,499	14.10
Class R-1	9,324	663	14.07
Class R-2	102,158	7,265	14.06
Class R-2E	6,224	442	14.10
Class R-3	116,208	8,246	14.09
Class R-4	146,143	10,366	14.10
Class R-5E	4,280	304	14.09
Class R-5	62,674	4,445	14.10
Class R-6	9,928,131	704,364	14.10

See notes to financial statements.

10	U.S. Government Securities Fund

Statement of operations for the year ended August 31, 2019	(dollars in thousands)

Investment income:
Income:
Interest		$320,720
Fees and expenses*:
Investment advisory services	$27,674
Distribution services	12,074
Transfer agent services	6,246
Administrative services	5,246
Reports to shareholders	283
Registration statement and prospectus	861
Trustees’ compensation	103
Auditing and legal	31
Custodian	37
Other	206
Total fees and expenses before reimbursements	52,761
Less transfer agent services reimbursements	1
Total fees and expenses after reimbursements		52,760
Net investment income		267,960

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments in unaffiliated issuers	110,836
Futures contracts	346,821
Swap contracts	33,676	491,333
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	550,658
Futures contracts	2,036
Swap contracts	(308,129)	244,565
Net realized gain and unrealized appreciation		735,898

Net increase in net assets resulting from operations		$1,003,858

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets	(dollars in thousands)

	Year ended August 31,
	2019	2018
Operations:
Net investment income	$267,960	$203,400
Net realized gain (loss)	491,333	(335,782)
Net unrealized appreciation (depreciation)	244,565	(77,725)
Net increase (decrease) in net assets resulting from operations	1,003,858	(210,107)

Distributions paid or accrued to shareholders	(283,689)	(201,888)

Net capital share transactions	2,085,705	2,385,495

Total increase in net assets	2,805,874	1,973,500

Net assets:
Beginning of year	12,111,524	10,138,024
End of year	$14,917,398	$12,111,524

See notes to financial statements.

U.S. Government Securities Fund	11

Notes to financial statements

1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

12	U.S. Government Securities Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

U.S. Government Securities Fund	13

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$9,723,370	$—	$9,723,370
Mortgage-backed obligations	—	4,241,731	—	4,241,731
Federal agency bonds & notes	—	207,852	—	207,852
Short-term securities	—	1,848,836	—	1,848,836
Total	$—	$16,021,789	$—	$16,021,789

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$17,499	$—	$—	$17,499
Unrealized appreciation on interest rate swaps	—	198,822	—	198,822
Liabilities:
Unrealized depreciation on futures contracts	(11,548)	—	—	(11,548)
Unrealized depreciation on interest rate swaps	—	(397,081)	—	(397,081)
Total	$5,951	$(198,259)	$—	$(192,308)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the

14	U.S. Government Securities Fund

proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or

U.S. Government Securities Fund	15

incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $12,141,884,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $47,517,976,000.

16	U.S. Government Securities Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the year ended, August 31, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$17,499	Unrealized depreciation*	$11,548
Swap	Interest	Unrealized appreciation*	198,822	Unrealized depreciation*	397,081
			$216,321		$408,629

		Net realized gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$346,821	Net unrealized appreciation on futures contracts	$2,036
Swap	Interest	Net realized gain on swap contracts	33,676	Net unrealized depreciation on swap contracts	(308,129)
			$380,497		$(306,093)

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2019, the fund reclassified $2,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $400,862,000.

U.S. Government Securities Fund	17

As of August 31, 2019, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$95,268
Undistributed long-term capital gains	81,822
Gross unrealized appreciation on investments	618,679
Gross unrealized depreciation on investments	(410,387)
Net unrealized appreciation on investments	208,292
Cost of investments	15,621,189

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended August 31
Share class	2019		2018
Class A	$48,917		$41,238
Class C	2,150		1,743
Class T	—	*	—	*
Class F-1	5,442		3,359
Class F-2	10,920		6,098
Class F-3	6,376		3,484
Class 529-A	2,632		2,074
Class 529-C	341		287
Class 529-E	140		106
Class 529-T	—	*	—	*
Class 529-F-1	355		240
Class R-1	95		64
Class R-2	1,175		876
Class R-2E	77		37
Class R-3	1,824		1,603
Class R-4	2,799		3,269
Class R-5E	58		9
Class R-5	1,376		1,183
Class R-6	199,012		136,218
Total	$283,689		$201,888

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. On March 4, 2019, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2019, decreasing the annual rate to 0.130% on daily net assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the year ended August 31, 2019, the investment advisory services fee was $27,674,000, which was equivalent to an annualized rate of 0.210% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may

18	U.S. Government Securities Fund

be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Prior to July 1, 2019, Class A shares paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes paid a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized the fund to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

U.S. Government Securities Fund	19

For the year ended August 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$7,039	$3,970		$353		Not applicable
Class C	1,870	279		88		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	714	384		133		Not applicable
Class F-2	Not applicable	565		230		Not applicable
Class F-3	Not applicable	15		128		Not applicable
Class 529-A	333	189		66		$93
Class 529-C	290	41		14		20
Class 529-E	42	7		4		6
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	22		8		11
Class R-1	81	9		4		Not applicable
Class R-2	741	341		46		Not applicable
Class R-2E	31	12		3		Not applicable
Class R-3	570	206		53		Not applicable
Class R-4	363	153		68		Not applicable
Class R-5E	Not applicable	4		1		Not applicable
Class R-5	Not applicable	35		29		Not applicable
Class R-6	Not applicable	14		4,018		Not applicable
Total class-specific expenses	$12,074	$6,246		$5,246		$130

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $103,000 in the fund’s statement of operations reflects $90,000 in current fees (either paid in cash or deferred) and a net increase of $13,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2019.

20	U.S. Government Securities Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net increase
	Sales*		distributions				Repurchases*		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2019

Class A	$676,611	49,628	$48,009		3,516		$(569,461)	(42,087)	$155,159	11,057
Class C	42,824	3,156	2,115		155		(69,855)	(5,170)	(24,916)	(1,859)
Class T	—	—	—		—		—	—	—	—
Class F-1	75,696	5,562	5,387		395		(81,990)	(5,999)	(907)	(42)
Class F-2	436,424	32,064	10,580		773		(225,289)	(16,553)	221,715	16,284
Class F-3	271,790	19,994	6,127		448		(122,710)	(9,014)	155,207	11,428
Class 529-A	49,758	3,644	2,621		192		(34,945)	(2,571)	17,434	1,265
Class 529-C	10,469	771	338		25		(15,188)	(1,119)	(4,381)	(323)
Class 529-E	3,175	233	139		10		(2,215)	(163)	1,099	80
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	10,339	755	352		26		(5,090)	(372)	5,601	409
Class R-1	3,397	249	94		7		(2,170)	(159)	1,321	97
Class R-2	33,228	2,458	1,163		85		(36,074)	(2,671)	(1,683)	(128)
Class R-2E	3,961	293	77		6		(1,597)	(117)	2,441	182
Class R-3	43,168	3,178	1,810		133		(53,401)	(3,947)	(8,423)	(636)
Class R-4	44,409	3,261	2,786		204		(62,658)	(4,619)	(15,463)	(1,154)
Class R-5E	3,729	273	57		4		(1,194)	(87)	2,592	190
Class R-5	30,588	2,245	1,377		101		(35,443)	(2,602)	(3,478)	(256)
Class R-6	1,864,994	137,029	198,717		14,547		(481,324)	(35,420)	1,582,387	116,156
Total net increase (decrease)	$3,604,560	264,793	$281,749		20,627		$(1,800,604)	(132,670)	$2,085,705	152,750

Year ended August 31, 2018

Class A	$494,680	36,538	$40,345		2,995		$(665,814)	(49,281)	$(130,789)	(9,748)
Class C	33,225	2,465	1,703		127		(81,625)	(6,055)	(46,697)	(3,463)
Class T	—	—	—		—		—	—	—	—
Class F-1	152,741	11,373	3,315		246		(80,383)	(5,925)	75,673	5,694
Class F-2	274,556	20,325	5,941		442		(140,088)	(10,398)	140,409	10,369
Class F-3	145,019	10,655	3,349		249		(58,619)	(4,342)	89,749	6,562
Class 529-A	43,232	3,190	2,060		153		(39,616)	(2,935)	5,676	408
Class 529-C	8,007	594	284		21		(23,823)	(1,762)	(15,532)	(1,147)
Class 529-E	1,651	122	106		8		(2,379)	(176)	(622)	(46)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	6,622	491	238		18		(5,030)	(372)	1,830	137
Class R-1	1,308	97	63		4		(2,393)	(177)	(1,022)	(76)
Class R-2	31,131	2,309	865		64		(45,103)	(3,343)	(13,107)	(970)
Class R-2E	1,164	86	37		3		(985)	(73)	216	16
Class R-3	40,587	3,004	1,583		117		(63,438)	(4,696)	(21,268)	(1,575)
Class R-4	65,655	4,846	3,230		240		(158,667)	(11,805)	(89,782)	(6,719)
Class R-5E	1,640	121	9		1		(126)	(9)	1,523	113
Class R-5	22,936	1,690	1,149		85		(22,072)	(1,631)	2,013	144
Class R-6	2,418,371	178,285	136,127		10,115		(167,273)	(12,387)	2,387,225	176,013
Total net increase (decrease)	$3,742,525	276,191	$200,404		14,888		$(1,557,434)	(115,367)	$2,385,495	175,712

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $34,101,105,000 and $33,365,248,000, respectively, during the year ended August 31, 2019.

10. Ownership concentration

At August 31, 2019, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11% and 10%, respectively. CRMC is the investment adviser to the two target date retirement funds.

U.S. Government Securities Fund	21

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class A:
8/31/2019	$13.38	$.24	$.74	$.98	$(.26)	$—	$(.26)	$14.10	7.38%	$2,837		.66%		.66%		1.77%
8/31/2018	13.89	.21	(.51)	(.30)	(.21)	—	(.21)	13.38	(2.15)	2,544		.64		.64		1.58
8/31/2017	14.10	.15	(.04)	.11	(.15)	(.17)	(.32)	13.89	.86	2,778		.63		.63		1.08
8/31/2016	14.09	.14	.26	.40	(.18)	(.21)	(.39)	14.10	2.88	3,029		.63		.63		.97
8/31/2015	13.99	.10	.15	.25	(.15)	—	(.15)	14.09	1.82	2,655		.65		.65		.72
Class C:
8/31/2019	13.34	.14	.74	.88	(.16)	—	(.16)	14.06	6.53	186		1.41		1.41		1.01
8/31/2018	13.86	.11	(.52)	(.41)	(.11)	—	(.11)	13.34	(2.91)	201		1.42		1.42		.80
8/31/2017	14.07	.04	(.03)	.01	(.05)	(.17)	(.22)	13.86	.11	257		1.42		1.42		.29
8/31/2016	14.07	.03	.25	.28	(.07)	(.21)	(.28)	14.07	2.06	305		1.42		1.42		.20
8/31/2015	13.98	(.01)	.15	.14	(.05)	—	(.05)	14.07	1.09	260		1.42		1.42		(.05)
Class T:
8/31/2019	13.37	.27	.74	1.01	(.29)	—	(.29)	14.09	7.64 [4]	—	[5]	.42	[4]	.42	[4]	2.01	[4]
8/31/2018	13.89	.24	(.52)	(.28)	(.24)	—	(.24)	13.37	(1.99)[4]	—	[5]	.42	[4]	.42	[4]	1.81	[4]
8/31/2017[6,7]	13.71	.08	.18	.26	(.08)	—	(.08)	13.89	1.90 [4,8]	—	[5]	.16	[4,8]	.16	[4,8]	.59	[4,8]
Class F-1:
8/31/2019	13.37	.24	.75	.99	(.26)	—	(.26)	14.10	7.39	294		.65		.65		1.78
8/31/2018	13.89	.21	(.52)	(.31)	(.21)	—	(.21)	13.37	(2.17)	279		.66		.66		1.59
8/31/2017	14.10	.15	(.04)	.11	(.15)	(.17)	(.32)	13.89	.84	211		.66		.66		1.05
8/31/2016	14.09	.14	.26	.40	(.18)	(.21)	(.39)	14.10	2.88	246		.65		.65		1.01
8/31/2015	13.99	.11	.15	.26	(.16)	—	(.16)	14.09	1.85	146		.62		.62		.74
Class F-2:
8/31/2019	13.38	.28	.73	1.01	(.29)	—	(.29)	14.10	7.68	636		.38		.38		2.06
8/31/2018	13.89	.25	(.51)	(.26)	(.25)	—	(.25)	13.38	(1.90)	386		.39		.39		1.87
8/31/2017	14.10	.18	(.03)	.15	(.19)	(.17)	(.36)	13.89	1.11	257		.39		.39		1.33
8/31/2016	14.09	.18	.25	.43	(.21)	(.21)	(.42)	14.10	3.15	266		.38		.38		1.30
8/31/2015	13.99	.14	.15	.29	(.19)	—	(.19)	14.09	2.09	117		.38		.38		1.01
Class F-3:
8/31/2019	13.38	.30	.73	1.03	(.31)	—	(.31)	14.10	7.79	369		.27		.27		2.17
8/31/2018	13.89	.27	(.52)	(.25)	(.26)	—	(.26)	13.38	(1.79)	197		.28		.28		1.98
8/31/2017[6,9]	13.66	.13	.23	.36	(.13)	—	(.13)	13.89	2.66 [8]	114		.28	[10]	.28	[10]	1.64	[10]
Class 529-A:
8/31/2019	13.37	.24	.74	.98	(.25)	—	(.25)	14.10	7.33	160		.70		.70		1.73
8/31/2018	13.89	.21	(.53)	(.32)	(.20)	—	(.20)	13.37	(2.21)	135		.70		.70		1.53
8/31/2017	14.10	.14	(.04)	.10	(.14)	(.17)	(.31)	13.89	.81	135		.69		.69		1.03
8/31/2016	14.09	.13	.26	.39	(.17)	(.21)	(.38)	14.10	2.81	142		.71		.71		.89
8/31/2015	13.99	.09	.15	.24	(.14)	—	(.14)	14.09	1.75	131		.72		.72		.65

22	U.S. Government Securities Fund

		Income (loss) from investment operations[1]					Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2019	$13.33	$.13		$.74	$.87	$(.15)	$—	$(.15)	$14.05	6.59%	$29		1.42%		1.42%		1.00%
8/31/2018	13.84	.10		(.51)	(.41)	(.10)	—	(.10)	13.33	(2.94)	32		1.45		1.45		.76
8/31/2017	14.06	.04		(.04)	— [11]	(.05)	(.17)	(.22)	13.84	.02	49		1.46		1.46		.25
8/31/2016	14.06	.02		.26	.28	(.07)	(.21)	(.28)	14.06	2.02	55		1.47		1.47		.13
8/31/2015	13.97	(.01)		.15	.14	(.05)	—	(.05)	14.06	.98	54		1.47		1.47		(.11)
Class 529-E:
8/31/2019	13.37	.21		.74	.95	(.22)	—	(.22)	14.10	7.11	10		.91		.91		1.52
8/31/2018	13.89	.18		(.53)	(.35)	(.17)	—	(.17)	13.37	(2.42)	8		.92		.92		1.30
8/31/2017	14.10	.11		(.04)	.07	(.11)	(.17)	(.28)	13.89	.58	9		.92		.92		.79
8/31/2016	14.09	.09		.26	.35	(.13)	(.21)	(.34)	14.10	2.57	9		.94		.94		.67
8/31/2015	13.99	.06		.15	.21	(.11)	—	(.11)	14.09	1.52	9		.95		.95		.42
Class 529-T:
8/31/2019	13.37	.26		.74	1.00	(.28)	—	(.28)	14.09	7.57 [4]	—	[5]	.48	[4]	.48	[4]	1.95	[4]
8/31/2018	13.89	.23		(.52)	(.29)	(.23)	—	(.23)	13.37	(2.06)[4]	—	[5]	.49	[4]	.49	[4]	1.74	[4]
8/31/2017[6,7]	13.71	.08		.18	.26	(.08)	—	(.08)	13.89	1.87 [4,8]	—	[5]	.19	[4,8]	.19	[4,8]	.56	[4,8]
Class 529-F-1:
8/31/2019	13.37	.27		.74	1.01	(.28)	—	(.28)	14.10	7.58	21		.46		.46		1.97
8/31/2018	13.89	.24		(.53)	(.29)	(.23)	—	(.23)	13.37	(1.98)	15		.47		.47		1.77
8/31/2017	14.10	.17		(.03)	.14	(.18)	(.17)	(.35)	13.89	1.03	13		.47		.47		1.25
8/31/2016	14.09	.16		.26	.42	(.20)	(.21)	(.41)	14.10	3.04	13		.49		.49		1.13
8/31/2015	13.99	.13		.15	.28	(.18)	—	(.18)	14.09	1.98	11		.49		.49		.89
Class R-1:
8/31/2019	13.35	.14		.74	.88	(.16)	—	(.16)	14.07	6.63	10		1.38		1.38		1.05
8/31/2018	13.86	.11		(.51)	(.40)	(.11)	—	(.11)	13.35	(2.89)	8		1.40		1.40		.82
8/31/2017	14.08	.04		(.04)	— [11]	(.05)	(.17)	(.22)	13.86	.06	9		1.41		1.41		.29
8/31/2016	14.07	.03		.27	.30	(.08)	(.21)	(.29)	14.08	2.15	11		1.39		1.39		.20
8/31/2015	13.98	—	[11]	.15	.15	(.06)	—	(.06)	14.07	1.04	12		1.39		1.39		(.03)
Class R-2:
8/31/2019	13.34	.14		.74	.88	(.16)	—	(.16)	14.06	6.57	102		1.36		1.36		1.06
8/31/2018	13.86	.11		(.52)	(.41)	(.11)	—	(.11)	13.34	(2.87)	99		1.37		1.37		.85
8/31/2017	14.07	.04		(.03)	.01	(.05)	(.17)	(.22)	13.86	.15	116		1.40		1.40		.31
8/31/2016	14.07	.03		.26	.29	(.08)	(.21)	(.29)	14.07	2.10	133		1.37		1.37		.22
8/31/2015	13.98	—	[11]	.15	.15	(.06)	—	(.06)	14.07	1.05	134		1.38		1.38		(.02)
Class R-2E:
8/31/2019	13.37	.18		.75	.93	(.20)	—	(.20)	14.10	6.92	6		1.09		1.09		1.36
8/31/2018	13.89	.15		(.52)	(.37)	(.15)	—	(.15)	13.37	(2.61)	3		1.12		1.12		1.11
8/31/2017	14.10	.08		(.03)	.05	(.09)	(.17)	(.26)	13.89	.42	3		1.10		1.10		.61
8/31/2016	14.09	.11		.25	.36	(.14)	(.21)	(.35)	14.10	2.63	2		1.07		1.07		.76
8/31/2015	13.99	.12		.15	.27	(.17)	—	(.17)	14.09	1.95 [4]	—	[5]	.51	[4]	.51	[4]	.86	[4]

See end of table for footnotes.

U.S. Government Securities Fund	23

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class R-3:
8/31/2019	$13.37	$.20	$.74	$.94	$(.22)	$—	$(.22)	$14.09	7.00%	$116		.95%		.95%		1.47%
8/31/2018	13.89	.17	(.52)	(.35)	(.17)	—	(.17)	13.37	(2.46)	119		.96		.96		1.26
8/31/2017	14.10	.11	(.04)	.07	(.11)	(.17)	(.28)	13.89	.55	145		.95		.95		.76
8/31/2016	14.09	.09	.26	.35	(.13)	(.21)	(.34)	14.10	2.57	155		.95		.95		.66
8/31/2015	13.99	.06	.15	.21	(.11)	—	(.11)	14.09	1.53	140		.94		.94		.43
Class R-4:
8/31/2019	13.38	.24	.74	.98	(.26)	—	(.26)	14.10	7.41	146		.62		.62		1.80
8/31/2018	13.89	.21	(.51)	(.30)	(.21)	—	(.21)	13.38	(2.13)	154		.63		.63		1.58
8/31/2017	14.10	.15	(.04)	.11	(.15)	(.17)	(.32)	13.89	.88	253		.62		.62		1.09
8/31/2016	14.09	.15	.25	.40	(.18)	(.21)	(.39)	14.10	2.90	275		.62		.62		1.09
8/31/2015	13.99	.11	.15	.26	(.16)	—	(.16)	14.09	1.86	124		.61		.61		.76
Class R-5E:
8/31/2019	13.37	.28	.73	1.01	(.29)	—	(.29)	14.09	7.56	4		.42		.42		2.02
8/31/2018	13.89	.26	(.54)	(.28)	(.24)	—	(.24)	13.37	(1.91)	2		.41		.41		1.98
8/31/2017	14.10	.19	(.04)	.15	(.19)	(.17)	(.36)	13.89	1.14	—	[5]	.53		.36		1.36
8/31/2016[6,12]	14.08	.13	.25	.38	(.15)	(.21)	(.36)	14.10	2.74 [8]	—	[5]	.49	[10]	.49	[10]	1.21	[10]
Class R-5:
8/31/2019	13.38	.29	.73	1.02	(.30)	—	(.30)	14.10	7.74	63		.32		.32		2.11
8/31/2018	13.89	.26	(.52)	(.26)	(.25)	—	(.25)	13.38	(1.84)	63		.33		.33		1.90
8/31/2017	14.10	.19	(.03)	.16	(.20)	(.17)	(.37)	13.89	1.18	63		.33		.33		1.40
8/31/2016	14.09	.17	.27	.44	(.22)	(.21)	(.43)	14.10	3.20	60		.32		.32		1.21
8/31/2015	13.99	.15	.15	.30	(.20)	—	(.20)	14.09	2.15	113		.32		.32		1.06
Class R-6:
8/31/2019	13.37	.29	.75	1.04	(.31)	—	(.31)	14.10	7.80	9,928		.27		.27		2.17
8/31/2018	13.89	.27	(.53)	(.26)	(.26)	—	(.26)	13.37	(1.78)	7,867		.27		.27		1.98
8/31/2017	14.10	.20	(.04)	.16	(.20)	(.17)	(.37)	13.89	1.23	5,726		.27		.27		1.48
8/31/2016	14.09	.19	.26	.45	(.23)	(.21)	(.44)	14.10	3.26	3,857		.27		.27		1.35
8/31/2015	13.99	.16	.15	.31	(.21)	—	(.21)	14.09	2.20	3,014		.27		.27		1.12

	Year ended August 31,
Portfolio turnover rate for all share classes[13]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	113%	95%	187%	296%	263%
Including mortgage dollar roll transactions	350%	383%	577%	693%	771%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain share classes.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	Based on operations for a period that is less than a full year.
[7]	Class T and 529-T shares began investment operations on April 7, 2017.
[8]	Not annualized.
[9]	Class F-3 shares began investment operations on January 27, 2017.
[10]	Annualized.
[11]	Amount less than $.01.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

24	U.S. Government Securities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of U.S. Government Securities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of U.S. Government Securities Fund, the fund constituting the American Funds Income Series (the “Fund”), as of August 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
October 16, 2019

We have served as the auditor of one or more American Funds investment companies since 1956.

U.S. Government Securities Fund	25

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2019, through August 31, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	U.S. Government Securities Fund

	Beginning account value 3/1/2019	Ending account value 8/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,053.65	$3.36	.65%
Class A – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class C – actual return	1,000.00	1,049.09	7.23	1.40
Class C – assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class T – actual return	1,000.00	1,054.12	2.12	.41
Class T – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class F-1 – actual return	1,000.00	1,053.64	3.36	.65
Class F-1 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class F-2 – actual return	1,000.00	1,055.09	1.92	.37
Class F-2 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-3 – actual return	1,000.00	1,055.64	1.35	.26
Class F-3 – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class 529-A – actual return	1,000.00	1,053.41	3.57	.69
Class 529-A – assumed 5% return	1,000.00	1,021.73	3.52	.69
Class 529-C – actual return	1,000.00	1,049.80	7.34	1.42
Class 529-C – assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class 529-E – actual return	1,000.00	1,052.30	4.66	.90
Class 529-E – assumed 5% return	1,000.00	1,020.67	4.58	.90
Class 529-T – actual return	1,000.00	1,053.81	2.43	.47
Class 529-T – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 529-F-1 – actual return	1,000.00	1,054.65	2.38	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class R-1 – actual return	1,000.00	1,049.95	7.08	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-2 – actual return	1,000.00	1,049.35	6.97	1.35
Class R-2 – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class R-2E – actual return	1,000.00	1,051.37	5.58	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.76	5.50	1.08
Class R-3 – actual return	1,000.00	1,051.42	4.81	.93
Class R-3 – assumed 5% return	1,000.00	1,020.52	4.74	.93
Class R-4 – actual return	1,000.00	1,053.81	3.16	.61
Class R-4 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class R-5E – actual return	1,000.00	1,054.12	2.17	.42
Class R-5E – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class R-5 – actual return	1,000.00	1,055.39	1.66	.32
Class R-5 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class R-6 – actual return	1,000.00	1,055.67	1.35	.26
Class R-6 – assumed 5% return	1,000.00	1,023.89	1.33	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2019:

U.S. government income that may be exempt from state taxation	$221,635,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2020, to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their tax advisors.

U.S. Government Securities Fund	27

Approval of Investment Advisory and Service Agreement

U.S. Government Securities Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2020. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $15 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing a high level of current income consistent with prudent investment risk and preservation of capital. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper General U.S. Government Funds Average and the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the Lipper General U.S. Government Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

28	U.S. Government Securities Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

U.S. Government Securities Fund	29

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2010	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	88	General Finance Corporation
James G. Ellis, 1947	2006	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	98	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	85	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	85	None
R. Clark Hooper, 1946	2005	Private investor	88	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	87	Mastercard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2010	Chair, California Jump$tart Coalition for Personal Financial Literacy; Professor Emerita and former Distinguished Professor and Director, Accounting Program, University of Redlands; former part-time faculty, Pomona College	85	None
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2010	CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	89	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	84	None

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2015	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	84	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	20	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

30	U.S. Government Securities Fund

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Fergus N. MacDonald, 1969 President	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Kristine M. Nishiyama, 1970 Executive Vice President	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
David J. Betanzos, 1974 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Ritchie Tuazon, 1978 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

U.S. Government Securities Fund	31

This page intentionally left blank.

32	U.S. Government Securities Fund

This page intentionally left blank.

U.S. Government Securities Fund	33

This page intentionally left blank.

34	U.S. Government Securities Fund

This page intentionally left blank.

U.S. Government Securities Fund	35

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	U.S. Government Securities Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete August 31, 2019, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalproup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

GVT

Registrant:

a) Audit Fees:
2018	$111,000
2019	$10,000

b) Audit-Related Fees:
2018	$2,000
2019	$3,000

c) Tax Fees:
2018	$8,000
2019	$8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2018	None
2019	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2018	$1,087,000
2019	$1,286,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2018	$5,000
2019	$65,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2018	None
2019	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,204,000 for fiscal year 2018 and $1,362,000 for fiscal year 2019. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

U.S. Government Securities Fund®

Investment portfolio

August 31, 2019

Bonds, notes & other debt instruments 95.01% U.S. Treasury bonds & notes 65.18% U.S. Treasury 60.90%	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2020	$70,000	$70,146
U.S. Treasury 2.50% 2020	110,000	111,181
U.S. Treasury 2.75% 2020	32,500	32,840
U.S. Treasury 2.875% 2020	10,000	10,130
U.S. Treasury 1.125% 2021	—1	—1
U.S. Treasury 1.50% 2021	367,000	366,971
U.S. Treasury 1.625% 2021	455,804	456,393
U.S. Treasury 1.75% 2021	195,621	196,763
U.S. Treasury 2.00% 2021	145,000	146,702
U.S. Treasury 2.00% 2021	31,550	31,846
U.S. Treasury 2.125% 2021	200,000	201,886
U.S. Treasury 2.25% 2021	169,300	171,582
U.S. Treasury 2.25% 2021	10,000	10,099
U.S. Treasury 2.75% 2021	3,000	3,075
U.S. Treasury 2.875% 2021	5,100	5,245
U.S. Treasury 1.50% 2022	137,000	137,300
U.S. Treasury 1.625% 2022	121,000	121,690
U.S. Treasury 1.625% 2022	680	684
U.S. Treasury 1.75% 2022	371,500	374,517
U.S. Treasury 1.75% 2022	132,600	133,629
U.S. Treasury 1.75% 2022	47,000	47,380
U.S. Treasury 1.75% 2022	25,000	25,180
U.S. Treasury 1.875% 2022	139,750	141,294
U.S. Treasury 1.875% 2022	89,000	89,889
U.S. Treasury 1.875% 2022	69,000	69,949
U.S. Treasury 1.875% 2022	55,000	55,688
U.S. Treasury 1.875% 2022	34,030	34,350
U.S. Treasury 2.00% 2022	443,000	450,775
U.S. Treasury 2.00% 2022	95,280	97,009
U.S. Treasury 2.125% 20222	842,400	861,707
U.S. Treasury 1.25% 2023	25,200	25,035
U.S. Treasury 1.375% 2023	12,000	11,984
U.S. Treasury 1.375% 2023	11,000	10,982
U.S. Treasury 1.50% 2023	57,820	57,982
U.S. Treasury 1.50% 2023	48,000	48,146
U.S. Treasury 1.625% 2023	238,330	240,137
U.S. Treasury 1.625% 2023	68,000	68,505
U.S. Treasury 1.75% 2023	48,000	48,579
U.S. Treasury 2.125% 2023	157,874	162,483
U.S. Treasury 2.375% 2023	68,000	70,146
U.S. Treasury 2.50% 2023	81,720	85,133
U.S. Treasury 2.50% 2023	48,200	50,021
U.S. Treasury 2.625% 2023	183,950	191,452
U.S. Treasury 2.625% 2023	162,600	170,829
U.S. Treasury 2.625% 2023	80,088	83,690
U.S. Treasury 2.75% 2023	147,900	155,940

U.S. Government Securities Fund — Page 1 of 12

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$64,293	$67,385
U.S. Treasury 2.75% 2023	55,200	57,973
U.S. Treasury 2.75% 2023	480	503
U.S. Treasury 2.875% 2023	277,300	293,575
U.S. Treasury 2.875% 2023	92,300	97,832
U.S. Treasury 2.875% 2023	11,000	11,634
U.S. Treasury 1.25% 2024	175,000	173,866
U.S. Treasury 1.75% 2024	53,722	54,598
U.S. Treasury 2.00% 2024	72,000	73,912
U.S. Treasury 2.00% 20242	52,675	54,129
U.S. Treasury 2.00% 2024	45,000	46,241
U.S. Treasury 2.125% 2024	315,650	326,625
U.S. Treasury 2.125% 2024	227,938	235,129
U.S. Treasury 2.25% 2024	106,700	110,500
U.S. Treasury 2.25% 2024	57,250	59,630
U.S. Treasury 2.50% 2024	96,000	100,755
U.S. Treasury 2.75% 2024	87,700	92,745
U.S. Treasury 2.125% 2025	6,500	6,748
U.S. Treasury 2.25% 2025	11,000	11,526
U.S. Treasury 2.75% 2025	5,000	5,351
U.S. Treasury 2.875% 2025	55,500	59,900
U.S. Treasury 2.875% 20252	51,740	55,942
U.S. Treasury 2.875% 2025	20,000	21,565
U.S. Treasury 1.875% 2026	232,000	238,480
U.S. Treasury 2.125% 2026	28,000	29,211
U.S. Treasury 2.25% 2026	5,200	5,461
U.S. Treasury 2.375% 2026	100,000	105,855
U.S. Treasury 2.625% 2026	73,800	79,097
U.S. Treasury 2.375% 2027	36,000	38,405
U.S. Treasury 2.875% 2028	20,966	23,387
U.S. Treasury 1.625% 2029	38,000	38,455
U.S. Treasury 2.375% 2029	53,728	57,951
U.S. Treasury 2.625% 2029	255,566	280,854
U.S. Treasury 6.25% 2030	5,250	7,703
U.S. Treasury 2.875% 2045	4,750	5,647
U.S. Treasury 3.00% 2045	7,300	8,882
U.S. Treasury, principal only, 0% 2047	1,000	573
U.S. Treasury 2.75% 2047	7,250	8,486
U.S. Treasury 3.00% 2048	11,651	14,322
U.S. Treasury 3.125% 2048	6,200	7,785
U.S. Treasury 3.375% 20482	1,922	2,530
U.S. Treasury 2.25% 2049	28,800	30,663
U.S. Treasury 2.875% 20492	115,450	139,243
U.S. Treasury 3.00% 2049	5,847	7,209
		9,085,207
U.S. Treasury inflation-protected securities 4.28%
U.S. Treasury Inflation-Protected Security 0.125% 20223	72,768	72,315
U.S. Treasury Inflation-Protected Security 0.625% 20233	150,040	152,354
U.S. Treasury Inflation-Protected Security 0.50% 20243	4,974	5,077
U.S. Treasury Inflation-Protected Security 0.25% 20253	27,101	27,437
U.S. Treasury Inflation-Protected Security 0.375% 20253	27,003	27,668
U.S. Treasury Inflation-Protected Security 2.125% 20413	3,216	4,461
U.S. Treasury Inflation-Protected Security 0.75% 20422,3	195,416	213,957

U.S. Government Securities Fund — Page 2 of 12

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 20462,3	$35,457	$41,032
U.S. Treasury Inflation-Protected Security 0.875% 20472,3	24,618	27,825
U.S. Treasury Inflation-Protected Security 1.00% 20492,3	55,985	66,037
		638,163
Total U.S. Treasury bonds & notes		9,723,370
Mortgage-backed obligations 28.44% Federal agency mortgage-backed obligations 28.44%
Fannie Mae 6.50% 20374	92	105
Fannie Mae 6.50% 20374	80	92
Fannie Mae 6.50% 20374	31	35
Fannie Mae 7.00% 20374	29	34
Fannie Mae 7.50% 20374	27	31
Fannie Mae 6.00% 20384	38	39
Fannie Mae 7.00% 20384	199	230
Fannie Mae 3.50% 20574	18,554	19,388
Fannie Mae Pool #984258 5.50% 20234	245	255
Fannie Mae Pool #MA1892 3.00% 20244	14	14
Fannie Mae Pool #255577 4.50% 20244	15	16
Fannie Mae Pool #255466 6.00% 20244	228	251
Fannie Mae Pool #458148 10.335% 20254	—1	—1
Fannie Mae Pool #AH2358 4.00% 20264	1,670	1,743
Fannie Mae Pool #AI4191 4.00% 20264	851	890
Fannie Mae Pool #888204 6.00% 20264	12	13
Fannie Mae Pool #256740 4.50% 20274	44	46
Fannie Mae Pool #257055 6.50% 20274	453	506
Fannie Mae Pool #256993 6.50% 20274	175	194
Fannie Mae Pool #BM4299 3.00% 20304	200,889	206,628
Fannie Mae Pool #735571 8.00% 20314	256	282
Fannie Mae Pool #BM4151 2.50% 20324	17,782	18,049
Fannie Mae Pool #AS8610 3.00% 20324	331	340
Fannie Mae Pool #MA3437 3.00% 20334	3,290	3,376
Fannie Mae Pool #BJ7193 3.00% 20334	1,053	1,083
Fannie Mae Pool #BJ5302 3.00% 20334	933	959
Fannie Mae Pool #MA3283 3.00% 20334	917	941
Fannie Mae Pool #CA1442 3.00% 20334	905	931
Fannie Mae Pool #BJ4573 3.00% 20334	849	872
Fannie Mae Pool #BK5472 3.00% 20334	769	790
Fannie Mae Pool #BK7375 3.00% 20334	763	783
Fannie Mae Pool #MA3339 3.00% 20334	566	581
Fannie Mae Pool #BK5466 3.00% 20334	398	409
Fannie Mae Pool #BK0857 3.00% 20334	332	341
Fannie Mae Pool #BJ4685 3.00% 20334	295	303
Fannie Mae Pool #BJ0673 3.00% 20334	83	85
Fannie Mae Pool #BN3184 3.00% 20334	77	79
Fannie Mae Pool #BJ5519 3.00% 20334	63	65
Fannie Mae Pool #BK4390 3.00% 20334	30	31
Fannie Mae Pool #BJ6963 3.00% 20334	27	28
Fannie Mae Pool #MA3764 2.50% 20344	69,927	70,876
Fannie Mae Pool #BN3975 3.00% 20344	2,338	2,397
Fannie Mae Pool #MA3631 3.00% 20344	2,068	2,121
Fannie Mae Pool #MA3609 3.00% 20344	1,529	1,568
Fannie Mae Pool #MA3657 3.00% 20344	717	735

U.S. Government Securities Fund — Page 3 of 12

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN9162 3.00% 20344	$281	$288
Fannie Mae Pool #BK9093 3.00% 20344	102	105
Fannie Mae Pool #BN7542 3.00% 20344	47	48
Fannie Mae Pool #BN3172 4.00% 20344	59	62
Fannie Mae Pool #BN1085 4.00% 20344	35	36
Fannie Mae Pool #MA2787 4.00% 20364	16,854	17,716
Fannie Mae Pool #MA2588 4.00% 20364	11,124	11,791
Fannie Mae Pool #MA2717 4.00% 20364	8,606	9,047
Fannie Mae Pool #MA2746 4.00% 20364	3,724	3,915
Fannie Mae Pool #MA2819 4.00% 20364	1,022	1,074
Fannie Mae Pool #MA2856 4.00% 20364	26	27
Fannie Mae Pool #888698 7.00% 20374	167	185
Fannie Mae Pool #AI1862 5.00% 20414	1,324	1,474
Fannie Mae Pool #AI3510 5.00% 20414	892	992
Fannie Mae Pool #AJ0704 5.00% 20414	706	786
Fannie Mae Pool #AJ5391 5.00% 20414	478	531
Fannie Mae Pool #AY3880 4.00% 20454	345	365
Fannie Mae Pool #MA2833 3.00% 20464	20,090	20,657
Fannie Mae Pool #BC7237 4.00% 20464	3,725	3,935
Fannie Mae Pool #BC3465 4.00% 20464	22	23
Fannie Mae Pool #CA0770 3.50% 20474	21,293	22,019
Fannie Mae Pool #BJ1934 3.50% 20474	8,177	8,483
Fannie Mae Pool #BD2440 3.50% 20474	1,331	1,384
Fannie Mae Pool #MA3149 4.00% 20474	57,768	60,458
Fannie Mae Pool #MA3211 4.00% 20474	26,259	27,488
Fannie Mae Pool #MA3183 4.00% 20474	20,223	21,202
Fannie Mae Pool #AS8966 4.00% 20474	71	74
Fannie Mae Pool #BJ2013 4.00% 20474	70	74
Fannie Mae Pool #BM4488 3.466% 20484,5	40,046	41,314
Fannie Mae Pool #BJ8118 3.50% 20484	365	378
Fannie Mae Pool #BM2007 4.00% 20484	56,328	58,664
Fannie Mae Pool #BK0920 4.00% 20484	27,533	28,725
Fannie Mae Pool #MA3384 4.00% 20484	27,547	28,620
Fannie Mae Pool #BJ0639 4.00% 20484	23,631	24,566
Fannie Mae Pool #BJ9256 4.00% 20484	12,315	12,843
Fannie Mae Pool #MA3467 4.00% 20484	11,615	12,064
Fannie Mae Pool #BJ9930 4.00% 20484	5,275	5,513
Fannie Mae Pool #BK7608 4.00% 20484	4,458	4,648
Fannie Mae Pool #BK4718 4.00% 20484	4,038	4,210
Fannie Mae Pool #BK9597 4.00% 20484	2,884	3,007
Fannie Mae Pool #BK8819 4.00% 20484	2,794	2,908
Fannie Mae Pool #BK7274 4.00% 20484	2,336	2,438
Fannie Mae Pool #MA3443 4.00% 20484	1,400	1,455
Fannie Mae Pool #BK5282 4.00% 20484	948	986
Fannie Mae Pool #BK0915 4.00% 20484	938	977
Fannie Mae Pool #BK5346 4.00% 20484	914	950
Fannie Mae Pool #MA3536 4.00% 20484	911	946
Fannie Mae Pool #BK7083 4.00% 20484	902	942
Fannie Mae Pool #BJ6169 4.00% 20484	877	921
Fannie Mae Pool #BK4740 4.00% 20484	496	519
Fannie Mae Pool #BJ4342 4.00% 20484	284	298
Fannie Mae Pool #BJ9252 4.00% 20484	195	203
Fannie Mae Pool #BK6971 4.00% 20484	141	147
Fannie Mae Pool #CA1709 4.50% 20484	155,578	165,048

U.S. Government Securities Fund — Page 4 of 12

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA2057 4.50% 20484	$83,851	$88,955
Fannie Mae Pool #CA1563 4.50% 20484	52,920	56,253
Fannie Mae Pool #MA3496 4.50% 20484	1,536	1,621
Fannie Mae Pool #BN0638 4.50% 20484	1,033	1,089
Fannie Mae Pool #BN1172 4.50% 20484	998	1,052
Fannie Mae Pool #CA1389 4.50% 20484	821	871
Fannie Mae Pool #BN2000 4.50% 20484	801	844
Fannie Mae Pool #BJ8318 4.50% 20484	778	823
Fannie Mae Pool #BN0877 4.50% 20484	509	536
Fannie Mae Pool #BN3309 4.50% 20484	367	387
Fannie Mae Pool #MA3444 4.50% 20484	132	139
Fannie Mae Pool #CA1574 5.00% 20484	20,150	21,646
Fannie Mae Pool #MA3775 3.50% 20494	455,583	469,381
Fannie Mae Pool #MA3692 3.50% 20494	58,087	59,837
Fannie Mae Pool #BN7823 3.50% 20494	340	350
Fannie Mae Pool #BN7830 3.50% 20494	107	112
Fannie Mae Pool #BJ8402 3.544% 20494,5	6,668	6,915
Fannie Mae Pool #MA3776 4.00% 20494	43,949	45,775
Fannie Mae Pool #MA3664 4.00% 20494	17,347	17,995
Fannie Mae Pool #MA3639 4.50% 20494	51,449	54,190
Fannie Mae Pool #CA2963 4.50% 20494	6,674	7,026
Fannie Mae Pool #BJ7731 4.50% 20494	886	936
Fannie Mae Pool #CA3228 4.50% 20494	633	666
Fannie Mae, Series 2001-4, Class NA, 9.027% 20254,5	4	5
Fannie Mae, Series 2001-25, Class ZA, 6.50% 20314	192	209
Fannie Mae, Series 2001-20, Class E, 9.50% 20314,5	1	1
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 2.425% 20364,5	580	578
Fannie Mae, Series 1999-T2, Class A1, 7.50% 20394,5	183	199
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 20224	3,267	3,330
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 20224	2,821	2,880
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.342% 20234,5	2,879	3,017
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.50% 20244,5	5,380	5,731
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 20364	747	684
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20364	432	397
Freddie Mac 10.00% 20254	4	4
Freddie Mac 4.00% 20364	167	176
Freddie Mac 5.00% 20414	2,979	3,316
Freddie Mac 3.00% 20434	18,190	18,863
Freddie Mac 3.00% 20464	8,081	8,381
Freddie Mac 3.50% 20464	4,955	5,181
Freddie Mac 3.50% 20474	28,344	29,419
Freddie Mac 3.50% 20474	21,889	22,736
Freddie Mac 3.50% 20474	21,681	22,502
Freddie Mac 3.50% 20474	13,686	14,234
Freddie Mac 3.50% 20474	5,051	5,244
Freddie Mac 3.50% 20484	11,752	12,282
Freddie Mac 4.00% 20484	43,216	44,895
Freddie Mac 4.00% 20484	24,897	25,863
Freddie Mac 4.00% 20484	16,321	17,036
Freddie Mac 4.00% 20484	5,176	5,407
Freddie Mac 4.00% 20484	3,077	3,222
Freddie Mac 4.00% 20484	873	905
Freddie Mac 4.00% 20484	845	876
Freddie Mac 4.00% 20484	451	472

U.S. Government Securities Fund — Page 5 of 12

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 20484	$443	$463
Freddie Mac Pool #G18655 3.00% 20324	12,633	12,999
Freddie Mac Pool #SB0032 3.50% 20324	10,550	10,934
Freddie Mac Pool #ZS8715 3.00% 20334	2,828	2,900
Freddie Mac Pool #1H1354 4.68% 20364,5	263	279
Freddie Mac Pool #760012 2.949% 20454,5	3,131	3,172
Freddie Mac Pool #760013 2.956% 20454,5	2,871	2,911
Freddie Mac Pool #760014 3.469% 20454,5	3,740	3,838
Freddie Mac Pool #760015 3.237% 20474,5	5,412	5,477
Freddie Mac Pool #V84817 3.50% 20474	154	159
Freddie Mac Pool #V84872 3.50% 20484	918	950
Freddie Mac Pool #ZT1545 4.00% 20484	55,007	57,159
Freddie Mac Pool #Q59000 4.00% 20484	29,011	30,287
Freddie Mac Pool #V85471 3.50% 20494	24,872	25,720
Freddie Mac Pool #V85284 3.50% 20494	2,980	3,082
Freddie Mac, Series 2289, Class NB, 9.00% 20224,5	1	1
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.595% 20234,5	4	4
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 2.445% 20364,5	1,067	1,063
Freddie Mac, Series K013, Class A1, Multi Family, 2.90% 20204	366	366
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 20224	1,172	1,187
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20234	3,185	3,231
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 20234	1,200	1,258
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20274,5	20,965	23,035
Freddie Mac, Series 3156, Class PO, principal only, 0% 20364	899	812
Freddie Mac, Series 3146, Class PO, principal only, 0% 20364	381	342
Freddie Mac, Series 3213, Class OG, principal only, 0% 20364	315	298
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 20564	35,821	37,335
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20564	34,427	35,387
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20564,5	32,872	33,807
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 20574,5	8,498	8,712
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20574	115,133	121,460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20574	6,709	7,066
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 20574	3,000	3,165
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 20584	15,490	16,381
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 20284	144,771	152,718
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 20284	21,862	22,938
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 20294	15,062	15,781
Government National Mortgage Assn. 10.00% 20214	3	3
Government National Mortgage Assn. 6.50% 20294	274	302
Government National Mortgage Assn. 6.50% 20324	462	521
Government National Mortgage Assn. 6.50% 20374	222	253
Government National Mortgage Assn. 5.50% 20384	167	181
Government National Mortgage Assn. 5.50% 20384	29	30
Government National Mortgage Assn. 6.00% 20384	307	353
Government National Mortgage Assn. 6.50% 20384	237	252
Government National Mortgage Assn. 6.50% 20384	196	209
Government National Mortgage Assn. 6.50% 20384	129	136
Government National Mortgage Assn. 6.50% 20384	46	47
Government National Mortgage Assn. 4.00% 20394	446	470
Government National Mortgage Assn. 4.00% 20394	44	47
Government National Mortgage Assn. 5.00% 20394	830	930
Government National Mortgage Assn. 6.00% 20394	1,533	1,729

U.S. Government Securities Fund — Page 6 of 12

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.50% 20394	$647	$744
Government National Mortgage Assn. 4.50% 20404	700	757
Government National Mortgage Assn. 5.00% 20404	117	125
Government National Mortgage Assn. 5.50% 20404	2,567	2,875
Government National Mortgage Assn. 3.50% 20414	583	605
Government National Mortgage Assn. 4.00% 20414	221	223
Government National Mortgage Assn. 4.50% 20414	9,110	9,624
Government National Mortgage Assn. 5.00% 20414	4,650	4,911
Government National Mortgage Assn. 5.00% 20414	52	55
Government National Mortgage Assn. 5.50% 20414	218	227
Government National Mortgage Assn. 5.50% 20414	71	74
Government National Mortgage Assn. 5.50% 20414	40	41
Government National Mortgage Assn. 6.50% 20414	979	1,095
Government National Mortgage Assn. 3.50% 20424	515	535
Government National Mortgage Assn. 4.00% 20424	2,456	2,587
Government National Mortgage Assn. 4.00% 20424	1,380	1,453
Government National Mortgage Assn. 3.50% 20434	2,842	2,992
Government National Mortgage Assn. 4.00% 20484	60,025	62,689
Government National Mortgage Assn. 3.50% 20494,6	21,520	22,340
Government National Mortgage Assn. 3.50% 20494,6	11,780	12,239
Government National Mortgage Assn. 4.50% 20494	27,208	28,515
Government National Mortgage Assn. 4.50% 20494,6	15,007	15,700
Government National Mortgage Assn. 4.50% 20494	5,833	6,109
Government National Mortgage Assn. 5.00% 20494	39,821	41,887
Government National Mortgage Assn. 5.00% 20494	37,380	39,384
Government National Mortgage Assn. 5.00% 20494	30,835	32,435
Government National Mortgage Assn. 5.00% 20494,6	13,568	14,253
Government National Mortgage Assn. Pool #736089 5.00% 20404	146	156
Government National Mortgage Assn. Pool #MA5653 5.00% 20484	58,268	61,291
Government National Mortgage Assn. Pool #MA5332 5.00% 20484	14,284	15,070
Government National Mortgage Assn. Pool #MA5876 4.00% 20494	119,788	125,128
Government National Mortgage Assn. Pool #MA5986 4.00% 20494	87,494	91,469
Government National Mortgage Assn. Pool #MA5931 4.00% 20494	11,373	11,885
Government National Mortgage Assn. Pool #MA5932 4.50% 20494	348,321	366,483
Government National Mortgage Assn. Pool #MA5877 4.50% 20494	45,721	47,941
Government National Mortgage Assn. Pool #MA5987 4.50% 20494	41,459	43,659
Government National Mortgage Assn. Pool #MA6041 4.50% 20494	19,661	20,775
Government National Mortgage Assn. Pool #MA5711 4.50% 20494	16,221	16,988
Government National Mortgage Assn. Pool #MA6092 4.50% 20494	14,834	15,688
Government National Mortgage Assn. Pool #MA6156 4.50% 20494	8,264	8,730
Government National Mortgage Assn. Pool #MA5933 5.00% 20494	19,432	20,553
Government National Mortgage Assn. Pool #MA6042 5.00% 20494	14,182	15,035
Government National Mortgage Assn. Pool #MA5988 5.00% 20494	14,051	14,862
Government National Mortgage Assn. Pool #MA5878 5.00% 20494	12,414	13,084
Government National Mortgage Assn. Pool #686718 6.215% 20584	336	367
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 20334	533	562
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.345% 20604,5	2,848	2,875
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.439% 20614,5	2,590	25
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.647% 20624,5	6,366	47
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.611% 20204,5	354	355
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.694% 20204,5	192	192
Uniform Mortgage-Backed Security 2.50% 20344,6	69,700	70,634

U.S. Government Securities Fund — Page 7 of 12

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.00% 20344,6	$82,010	$84,102
Uniform Mortgage-Backed Security 3.50% 20494,6	97,672	100,396
Uniform Mortgage-Backed Security 4.00% 20494,6	11,963	12,418
Uniform Mortgage-Backed Security 4.50% 20494,6	51,862	54,593
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 20284	9,458	9,558
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 20324	5,039	5,221
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 20334	2,235	2,253
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20354	1,189	1,214
Total mortgage-backed obligations		4,241,731
Federal agency bonds & notes 1.39%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	1,242	1,278
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	1,179	1,214
Fannie Mae 7.125% 2030	3,000	4,533
Federal Home Loan Bank 3.375% 2023	14,160	15,217
Federal Home Loan Bank 3.25% 2028	50,000	56,997
Federal Home Loan Bank 5.50% 2036	700	1,048
Private Export Funding Corp. 2.25% 2020	10,000	10,014
Private Export Funding Corp. 3.55% 2024	11,150	12,062
Small Business Administration, Series 2001-20K, 5.34% 2021	87	88
Small Business Administration, Series 2001-20J, 5.76% 2021	20	21
Small Business Administration, Series 2001-20F, 6.44% 2021	81	83
Small Business Administration, Series 2003-20B, 4.84% 2023	338	351
Tennessee Valley Authority 4.65% 2035	3,930	5,094
Tennessee Valley Authority 5.88% 2036	2,750	4,062
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	8,774
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	4,858
TVA Southaven 3.846% 2033	2,144	2,367
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	13,330	13,481
U.S. Agency for International Development, Israel (State of), Class 1-A, 5.50% 2023	5,000	5,775
U.S. Agency for International Development, Jordan (Kingdom of) 2.50% 2020	8,200	8,281
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	6,145
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,674
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	7,000	6,962
U.S. Agency for International Development, Ukraine 1.847% 2020	20,000	20,035
U.S. Agency for International Development, Ukraine 1.471% 2021	11,770	11,707
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.49% 2029	1,411	1,522
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 2032	1,587	1,789
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 2032	1,251	1,420
		207,852
Total bonds, notes & other debt instruments (cost: $13,764,885,000)		14,172,953
Short-term securities 12.39%
Chariot Funding, LLC 2.16% due 9/9/20197	50,000	49,971
Federal Home Loan Bank 2.00%–2.15% due 9/5/2019–10/25/2019	987,600	986,077
Nordea Bank AB 2.07% due 9/3/20197	150,000	149,966
Paccar Financial Corp. 2.06% due 9/26/2019	40,000	39,936
Prudential Funding, LLC 2.07% due 9/3/2019	50,000	49,989

U.S. Government Securities Fund — Page 8 of 12

Short-term securities (continued)	Principal amount (000)	Value (000)
Société Générale 2.10% due 9/3/20197	$140,000	$139,967
U.S. Treasury Bills 2.01%–2.11% due 9/16/2019–10/1/2019	433,500	432,930
Total short-term securities (cost: $1,848,790,000)		1,848,836
Total investment securities 107.40% (cost: $15,613,675,000)		16,021,789
Other assets less liabilities (7.40)%		(1,104,391)
Net assets 100.00%		$14,917,398

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount8 (000)	Value at 8/31/20199 (000)	Unrealized (depreciation) appreciation at 8/31/2019 (000)
30 Day Federal Funds Futures	Long	3,680	October 2019	$1,533,456	$1,505,164	$(83)
90 Day Euro Dollar Futures	Long	506	September 2019	126,500	123,891	59
90 Day Euro Dollar Futures	Long	8,732	December 2019	2,183,000	2,142,396	3,897
90 Day Euro Dollar Futures	Long	2,209	March 2020	552,250	543,690	2,917
90 Day Euro Dollar Futures	Short	506	September 2020	(126,500)	(124,875)	(418)
90 Day Euro Dollar Futures	Short	8,732	December 2020	(2,183,000)	(2,155,494)	(7,950)
2 Year U.S. Treasury Note Futures	Long	28,142	January 2020	5,628,400	6,081,970	2,967
5 Year U.S. Treasury Note Futures	Long	19,002	January 2020	1,900,200	2,279,795	4,219
10 Year U.S. Treasury Note Futures	Long	10,103	December 2019	1,010,300	1,330,755	(1,212)
10 Year Ultra U.S. Treasury Note Futures	Short	4,430	December 2019	(443,000)	(639,858)	(1,511)
20 Year U.S. Treasury Bond Futures	Long	266	December 2019	26,600	43,956	(374)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,681	December 2019	268,100	529,330	3,440
						$5,951

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 8/31/2019 (000)
2.122%	U.S. EFFR	9/18/2019	$3,657,100	$64	$—	$64
U.S. EFFR	1.846%	6/7/2020	194,000	(345)	—	(345)
1.755%	U.S. EFFR	6/21/2020	194,000	261	—	261
3-month USD-LIBOR	2.8025%	8/15/2020	389,465	(3,696)	—	(3,696)
3-month USD-LIBOR	2.806%	8/29/2020	138,800	(1,392)	—	(1,392)
2.48%	U.S. EFFR	12/20/2020	317,425	4,366	—	4,366
2.4825%	U.S. EFFR	12/26/2020	1,016,755	14,290	—	14,290
2.3355%	U.S. EFFR	1/7/2021	196,403	2,446	—	2,446
2.3755%	U.S. EFFR	2/6/2021	374,000	5,304	—	5,304
2.323%	U.S. EFFR	2/28/2021	52,000	733	—	733
2.37%	U.S. EFFR	3/8/2021	187,000	2,841	—	2,841
2.284%	U.S. EFFR	3/19/2021	56,000	801	—	801
2.1125%	U.S. EFFR	3/28/2021	315,500	3,784	—	3,784
2.103%	U.S. EFFR	3/28/2021	119,000	1,410	—	1,410
U.S. EFFR	2.0775%	4/1/2021	76,500	(883)	—	(883)
3-month USD-LIBOR	2.348%	4/1/2021	1,147,000	(13,205)	—	(13,205)
2.197%	U.S. EFFR	4/15/2021	947,000	13,212	—	13,212

U.S. Government Securities Fund — Page 9 of 12

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 8/31/2019 (000)
2.19875%	U.S. EFFR	5/7/2021	$247,400	$3,667	$—	$3,667
2.08125%	U.S. EFFR	5/23/2021	72,500	975	—	975
3-month USD-LIBOR	2.312%	5/23/2021	145,000	(1,845)	—	(1,845)
1.605%	U.S. EFFR	6/20/2021	471,072	2,782	—	2,782
1.7775%	3-month USD-LIBOR	6/21/2021	1,099,100	4,325	—	4,325
1.8685%	3-month USD-LIBOR	7/12/2021	174,000	1,023	—	1,023
1.6325%	U.S. EFFR	7/18/2021	1,091,000	7,764	—	7,764
3-month USD-LIBOR	1.217%	9/22/2021	250,000	1,459	—	1,459
3-month USD-LIBOR	1.225%	9/22/2021	250,000	1,419	—	1,419
3-month USD-LIBOR	1.196%	9/27/2021	90,000	563	—	563
3-month USD-LIBOR	1.9665%	2/2/2022	146,000	(1,758)	—	(1,758)
3-month USD-LIBOR	2.01215%	2/2/2022	350,000	(4,594)	—	(4,594)
2.197%	U.S. EFFR	4/18/2022	187,200	5,016	—	5,016
1.8475%	3-month USD-LIBOR	7/11/2022	140,700	1,714	—	1,714
2.5775%	U.S. EFFR	7/16/2022	694,646	11,470	—	11,470
3-month USD-LIBOR	1.948%	7/28/2022	360,000	(5,543)	—	(5,543)
2.80%	3-month USD-LIBOR	9/2/2022	560,000	17,484	—	17,484
2.75%	3-month USD-LIBOR	9/2/2022	560,000	16,939	—	16,939
2.009%	3-month USD-LIBOR	10/4/2022	187,000	3,480	—	3,480
2.1045%	3-month USD-LIBOR	10/31/2022	76,000	1,684	—	1,684
3-month USD-LIBOR	3.0965%	10/31/2023	174,935	(12,447)	—	(12,447)
3-month USD-LIBOR	3.09009%	10/31/2023	175,945	(12,473)	—	(12,473)
3-month USD-LIBOR	1.495%	11/10/2023	115,000	(715)	—	(715)
U.S. EFFR	2.4325%	12/21/2023	94,000	(5,420)	—	(5,420)
3-month USD-LIBOR	2.0955%	2/10/2024	43,300	(1,422)	—	(1,422)
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	(2,795)	—	(2,795)
2.21875%	U.S. EFFR	3/14/2024	234,000	12,025	—	12,025
3-month USD-LIBOR	2.3875%	3/17/2024	290,300	(13,521)	—	(13,521)
3-month USD-LIBOR	2.21079%	3/27/2024	193,154	(7,535)	—	(7,535)
3-month USD-LIBOR	2.18075%	3/29/2024	29,100	(1,096)	—	(1,096)
3-month USD-LIBOR	2.194%	3/29/2024	29,200	(1,117)	—	(1,117)
3-month USD-LIBOR	2.21875%	3/29/2024	30,700	(1,208)	—	(1,208)
3-month USD-LIBOR	2.221%	4/1/2024	30,000	(1,186)	—	(1,186)
3-month USD-LIBOR	1.7935%	7/12/2024	71,000	(1,553)	—	(1,553)
1.3065%	3-month USD-LIBOR	8/30/2024	73,500	(53)	—	(53)
3-month USD-LIBOR	1.867%	7/11/2025	199,200	(3,530)	—	(3,530)
1.375%	3-month USD-LIBOR	8/28/2026	16,000	41	—	41
2.91%	3-month USD-LIBOR	2/1/2028	60,800	4,432	—	4,432
2.908%	3-month USD-LIBOR	2/1/2028	60,700	4,419	—	4,419
2.925%	3-month USD-LIBOR	2/1/2028	48,600	3,577	—	3,577
2.92%	3-month USD-LIBOR	2/2/2028	45,900	3,367	—	3,367
U.S. EFFR	2.5065%	3/22/2028	48,300	(5,604)	—	(5,604)
U.S. EFFR	2.535%	3/23/2028	37,200	(4,405)	—	(4,405)
U.S. EFFR	2.471%	3/27/2028	45,200	(5,119)	—	(5,119)
U.S. EFFR	2.4575%	3/29/2028	53,479	(6,001)	—	(6,001)
U.S. EFFR	2.424%	3/30/2028	45,250	(4,954)	—	(4,954)
U.S. EFFR	2.412%	4/5/2028	20,571	(2,235)	—	(2,235)
3-month USD-LIBOR	2.3455%	3/29/2029	26,000	(2,264)	—	(2,264)
3-month USD-LIBOR	2.4745%	4/3/2029	32,000	(3,162)	—	(3,162)
U.S. EFFR	2.32625%	4/18/2029	60,500	(6,718)	—	(6,718)

U.S. Government Securities Fund — Page 10 of 12

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 8/31/2019 (000)
3-month USD-LIBOR	2.512%	5/2/2029	$30,000	$(3,085)	$—	$(3,085)
3-month USD-LIBOR	1.9675%	6/21/2029	236,000	(12,633)	—	(12,633)
3-month USD-LIBOR	2.05%	7/18/2029	244,000	(14,989)	—	(14,989)
3-month USD-LIBOR	1.995%	7/19/2029	45,000	(2,533)	—	(2,533)
3-month USD-LIBOR	2.97125%	9/2/2030	124,000	(18,499)	—	(18,499)
3-month USD-LIBOR	3.005%	9/2/2030	124,000	(18,890)	—	(18,890)
3-month USD-LIBOR	2.986%	2/1/2038	29,200	(3,257)	—	(3,257)
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	(3,977)	—	(3,977)
3-month USD-LIBOR	2.963%	2/1/2038	36,300	(3,978)	—	(3,978)
3-month USD-LIBOR	2.967%	2/2/2038	28,200	(3,100)	—	(3,100)
3-month USD-LIBOR	3.206%	7/31/2044	22,000	(7,790)	—	(7,790)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(10,108)	—	(10,108)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	(9,622)	—	(9,622)
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	(2,979)	—	(2,979)
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	(13,282)	—	(13,282)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	(3,874)	—	(3,874)
3-month USD-LIBOR	2.59125%	12/16/2045	22,500	(5,222)	—	(5,222)
U.S. EFFR	2.166%	10/23/2047	35,000	(7,276)	—	(7,276)
U.S. EFFR	2.172%	11/8/2047	15,000	(3,142)	—	(3,142)
U.S. EFFR	2.145%	11/9/2047	47,500	(9,646)	—	(9,646)
U.S. EFFR	2.155%	11/10/2047	26,680	(5,482)	—	(5,482)
U.S. EFFR	2.153%	11/10/2047	47,500	(9,737)	—	(9,737)
U.S. EFFR	2.17%	11/13/2047	48,320	(10,102)	—	(10,102)
U.S. EFFR	2.5635%	2/12/2048	81,502	(24,876)	—	(24,876)
2.98%	3-month USD-LIBOR	3/15/2048	5,000	1,703	—	1,703
2.9625%	3-month USD-LIBOR	3/15/2048	5,000	1,682	—	1,682
U.S. EFFR	2.4615%	3/15/2048	5,000	(1,407)	—	(1,407)
U.S. EFFR	2.485%	3/15/2048	5,000	(1,435)	—	(1,435)
2.917%	3-month USD-LIBOR	3/16/2048	10,000	3,255	—	3,255
U.S. EFFR	2.425%	3/16/2048	10,000	(2,725)	—	(2,725)
U.S. EFFR	2.505%	3/22/2048	16,600	(4,848)	—	(4,848)
U.S. EFFR	2.625%	5/25/2048	69,000	(22,277)	—	(22,277)
U.S. EFFR	2.52%	8/24/2048	16,800	(5,036)	—	(5,036)
3.236%	3-month USD-LIBOR	10/31/2048	40,445	16,558	—	16,558
3.22859%	3-month USD-LIBOR	10/31/2048	40,450	16,487	—	16,487
U.S. EFFR	2.515%	2/26/2049	38,000	(11,480)	—	(11,480)
					$—	$(198,259)

1	Amount less than one thousand.
2	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $216,117,000, which represented 1.45% of the net assets of the fund.
3	Index-linked bond whose principal amount moves with a government price index.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Coupon rate may change periodically.
6	Purchased on a TBA basis.
7	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $339,904,000, which represented 2.28% of the net assets of the fund.
8	Notional amount is calculated based on the number of contracts and notional contract size.
9	Value is calculated based on the notional amount and current market price.

U.S. Government Securities Fund — Page 11 of 12

Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2019 Capital Group. All rights reserved.

MFGEFPX-022-1019O-S73101	U.S. Government Securities Fund — Page 12 of 12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of U.S. Government Securities Fund:

Opinion on the Investment Portfolio

We have audited the accompanying investment portfolio of U.S. Government Securities Fund, the fund constituting the American Funds Income Series (the “Fund”), as of August 31, 2019, and the related notes (“investment portfolio”) (included in Item 6 of this Form N-CSR). In our opinion, the investment portfolio presents fairly, in all material respects, the investments in securities of the Fund as of August 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The investment portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the investment portfolio based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the investment portfolio is free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the investment portfolio, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the investment portfolio. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the investment portfolio. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California

October 16, 2019

We have served as the auditor of one or more American Funds investment companies since 1956.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 31, 2019

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 31, 2019